Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Details of Cash and Cash Equivalents

	December 31
	2011	2012
	US$	US$
Cash and deposits in bank	29,542	31,087
Time deposits	59,221	123,647

	88,763	154,734